Annual Total Returns - BLACKROCK LIFEPATH INDEX 2050 FUND (Investor P) [BarChart] - Investor P - BLACKROCK LIFEPATH INDEX 2050 FUND - Investor P Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2012	16.06%
Annual Return 2013	21.26%
Annual Return 2014	6.97%
Annual Return 2015	(0.97%)
Annual Return 2016	8.09%
Annual Return 2017	21.08%
Annual Return 2018	(8.07%)
Annual Return 2019	26.40%
Annual Return 2020	14.67%